361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	BASIC MATERIALS — 6.3%
879,900	B2Gold Corp.	$6,095,910
245,400	Barrick Gold Corp.	7,091,776
44,872	BHP Group PLC	970,337
498,806	Fortescue Metals Group Ltd.	6,208,651
933,000	Kinross Gold Corp.*	8,706,607
160,200	Pan American Silver Corp.	5,985,823
49,570	Rio Tinto Ltd.	3,627,906
236,495	Steel Dynamics, Inc.[1]	6,482,328
		45,169,338
	COMMUNICATIONS — 10.3%
3,556	Alphabet, Inc. - Class A*[1]	5,291,150
755	Alphabet, Inc. - Class C*[1]	1,119,635
2,217	Amazon.com, Inc.*[1]	7,016,096
58,437	CDW Corp.[1]	6,793,301
616,759	CenturyLink, Inc.[1]	5,951,724
144,100	Cybozu, Inc.	4,270,465
29,100	Dip Corp.	547,634
95,108	Discovery, Inc. - Class A*[1]	2,006,779
59,936	Facebook, Inc. - Class A*[1]	15,203,965
133,856	Fox Corp. - Class A1	3,449,469
393,667	Kogan.com Ltd.	4,683,223
57,153	Match Group, Inc.*[1]	5,869,613
315,728	NeoPhotonics Corp.*[1]	2,876,282
288,326	NortonLifeLock, Inc.[1]	6,184,593
4,133	Prosus N.V.*	402,268
236,700	Relia, Inc.	2,505,432
		74,171,629
	CONSUMER, CYCLICAL — 12.6%
70,254	Best Buy Co., Inc.[1]	6,996,596
1,298,736	boohoo Group PLC*	4,394,349
47,416	Dollar General Corp.[1]	9,028,006
20,541	Domino's Pizza, Inc.[1]	7,941,356
84,203	DR Horton, Inc.[1]	5,570,871
88,177	Evolution Gaming Group A.B.[2]	5,983,768
62,627	Lennar Corp. - Class A1	4,531,064
15,075	Lululemon Athletica, Inc.*[1]	4,908,269
1,700	McDonald's Holdings Co. Japan Ltd.	81,359
62,169	PetMed Express, Inc.[1]	1,939,673
1,490,608	Qantas Airways Ltd.	3,417,525
115,673	Rite Aid Corp.*[1]	1,753,603
5,474	Tesla, Inc.*[1]	7,831,980

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
100,200	Uchida Yoko Co., Ltd.	$6,066,051
141,604	Walgreens Boots Alliance, Inc.[1]	5,764,699
113,100	Welcia Holdings Co., Ltd.	10,363,894
57,694	Zalando S.E.*[2]	4,165,100
		90,738,163
	CONSUMER, NON-CYCLICAL — 32.6%
277,148	a2 Milk Co., Ltd.*	3,862,114
94,185	AbbVie, Inc.[1]	8,939,098
5,576	Adyen N.V.*[2]	9,307,565
69,481	Alexion Pharmaceuticals, Inc.*[1]	7,121,108
31,579	Biogen, Inc.*[1]	8,674,436
19,382	Bio-Rad Laboratories, Inc. - Class A*[1]	10,173,418
109,678	Booz Allen Hamilton Holding Corp. - Class A1	8,967,273
43,119	Cigna Corp.[1]	7,446,220
8,723	Clorox Co.[1]	2,063,077
86,181	Coloplast A/S - Class B	14,710,861
271,596	Corteva, Inc.[1]	7,756,782
132,798	CVS Health Corp.[1]	8,358,306
14,115	DexCom, Inc.*[1]	6,147,647
39,110	DiaSorin S.p.A.	7,714,769
320,255	Essity A.B. - Class B*	10,566,628
14,106	Eurofins Scientific S.E.*	9,233,102
163,721	Fisher & Paykel Healthcare Corp. Ltd.	3,921,942
2,090	Genmab A/S*	719,392
65,255	HelloFresh S.E.*	3,552,934
522,781	Hikma Pharmaceuticals PLC	14,649,639
25,000	IR Japan Holdings Ltd.	2,761,082
4,388,605	J Sainsbury PLC	10,697,189
199,000	Kobe Bussan Co., Ltd.	12,350,664
232,851	Kroger Co.[1]	8,100,886
91,728	Moderna, Inc.*[1]	6,797,045
13,128	Quidel Corp.*[1]	3,708,266
13,199	Regeneron Pharmaceuticals, Inc.*[1]	8,342,692
119,312	Robert Half International, Inc.[1]	6,069,401
18,655	Siemens Healthineers A.G.[2]	971,244
40,858	Vertex Pharmaceuticals, Inc.*[1]	11,113,376
10,794,500	WH Group Ltd.[2]	9,608,822
		234,406,978
	DIVERSIFIED — 0.3%
2,416,000	NWS Holdings Ltd.	1,872,748

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 6.8%
2,762	Amundi S.A.*[2]	$210,148
72,147	Cboe Global Markets, Inc.[1]	6,327,292
53,239	Corestate Capital Holding S.A.*	1,126,994
186,200	Daito Trust Construction Co., Ltd.	14,602,227
340,830	Equitable Holdings, Inc.[1]	6,973,382
50,469	ICADE - REIT	3,321,584
6,669	JPMorgan Chase & Co.[1]	644,492
357,601	Klepierre S.A. - REIT	6,193,418
40,053	SEI Investments Co.[1]	2,095,974
55,221	T. Rowe Price Group, Inc.[1]	7,626,020
		49,121,531
	INDUSTRIAL — 4.4%
80,710	Atkore International Group, Inc.*[1]	2,152,536
66,730	Epiroc A.B. - Class A	933,028
88,536	Go-Ahead Group PLC	725,290
54,000	J.B. Hunt Transport Services, Inc.[1]	6,987,600
101,676	Knorr-Bremse A.G.	11,897,290
28,703	Masco Corp.[1]	1,640,663
19,070	Schindler Holding A.G.	4,847,047
21,654	SYNNEX Corp.[1]	2,701,120
		31,884,574
	TECHNOLOGY — 26.4%
121,890	Advanced Micro Devices, Inc.*[1]	9,437,943
133,700	Advantest Corp.	7,299,900
13,700	AI inside, Inc.*	4,152,027
60,897	Apple, Inc.[1]	25,883,661
1,300	Constellation Software, Inc.	1,537,649
1,867	DocuSign, Inc.*[1]	404,822
226,943	Dropbox, Inc. - Class A*[1]	5,162,953
47,187	Fortinet, Inc.*[1]	6,525,962
268,617	HP, Inc.[1]	4,722,287
107,544	Intel Corp.[1]	5,133,075
25,619	Intuit, Inc.[1]	7,848,893
21,126	Lam Research Corp.[1]	7,967,882
97,200	Lasertec Corp.	8,582,231
178,995	Logitech International S.A.	13,056,673
119,115	Microsoft Corp.[1]	24,419,766
23,153	NVIDIA Corp.[1]	9,830,532
138,808	Seagate Technology PLC[1,3]	6,276,898
41,385	STMicroelectronics NV	1,162,846
103,429	Super Micro Computer, Inc.*[1]	3,134,416

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
47,668	Take-Two Interactive Software, Inc.*[1]	$7,818,505
53,300	Tokyo Electron Ltd.	14,749,032
25,181	Tyler Technologies, Inc.*[1]	8,995,912
22,328	Zoom Video Communications, Inc. - Class A*[1]	5,669,303
		189,773,168
	TOTAL COMMON STOCKS
	(Cost $645,673,763)	717,138,129

Principal Amount
	SHORT-TERM INVESTMENTS — 17.9%
$129,272,769	UMB Money Market Fiduciary, 0.01%[4]	129,272,769
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $129,272,769)	129,272,769

TOTAL INVESTMENTS — 117.6%
(Cost $774,946,532)	846,410,898
Liabilities in Excess of Other Assets — (17.6)%	(126,931,423)
TOTAL NET ASSETS — 100.0%	$719,479,475

Number of Shares
	SECURITIES SOLD SHORT — (28.4)%
	COMMON STOCKS — (28.4)%
	BASIC MATERIALS — (3.1)%
(1,533,700)	JFE Holdings, Inc.	(10,067,039)
(78,000)	MAG Silver Corp.*	(1,317,760)
(415,400)	Teck Resources Ltd. - Class B	(4,208,270)
(291,187)	thyssenkrupp A.G.*	(2,263,465)
(198,840)	voestalpine A.G.	(4,390,689)
		(22,247,223)
	COMMUNICATIONS — (3.4)%
(950,426)	Altice N.V. - Class A*	(4,506,379)
(324,900)	Dentsu Group, Inc.	(7,248,578)
(36,301)	EW Scripps Co. - Class A	(413,105)
(47,935)	Expedia Group, Inc.	(3,883,214)
(141,400)	SoftBank Group Corp.	(8,918,534)
		(24,969,810)
	CONSUMER, CYCLICAL — (8.1)%
(60,762)	American Airlines Group, Inc.	(675,673)
(104,197)	Caesars Entertainment, Inc.*	(3,235,317)
(433,550)	Everi Holdings, Inc.*	(2,462,564)
(1,615,000)	Isetan Mitsukoshi Holdings Ltd.	(7,369,268)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(2,732,900)	Nissan Motor Co., Ltd.	$(9,348,062)
(209,750)	Norwegian Cruise Line Holdings Ltd.*[3]	(2,860,990)
(205,099)	Renault S.A.*	(4,874,417)
(117,291)	Royal Caribbean Cruises Ltd.[3]	(5,713,245)
(228,787)	Scientific Games Corp. - Class A*	(4,019,788)
(1,933,100)	Singapore Airlines Ltd.	(4,822,198)
(277,869)	Whitbread PLC*	(7,890,185)
(70,297)	Wynn Resorts Ltd.	(5,091,612)
		(58,363,319)
	CONSUMER, NON-CYCLICAL — (5.1)%
(85,033)	Aprea Therapeutics, Inc.*	(2,332,455)
(57,608)	Arrowhead Pharmaceuticals, Inc.*	(2,481,176)
(19,889)	Axsome Therapeutics, Inc.*	(1,418,682)
(127,959)	Cara Therapeutics, Inc.*	(2,103,646)
(64,022)	Exact Sciences Corp.*	(6,066,084)
(167,615)	G1 Therapeutics, Inc.*	(2,458,912)
(24,868)	Intersect ENT, Inc.*	(427,481)
(64,596)	Intra-Cellular Therapies, Inc.*	(1,280,616)
(60,362)	Ipsen S.A.	(5,789,078)
(72,620)	IWG PLC	(218,326)
(25,166)	Madrigal Pharmaceuticals, Inc.*	(2,582,283)
(25,999)	Mirati Therapeutics, Inc.*	(3,153,939)
(14,142)	Nektar Therapeutics*	(313,387)
(141,721)	Omeros Corp.*	(1,818,280)
(18,808)	Reata Pharmaceuticals, Inc. - Class A*	(2,777,942)
(110,929)	Tricida, Inc.*	(1,484,230)
		(36,706,517)
	ENERGY — (4.0)%
(310,219)	Antero Midstream Corp.	(1,758,942)
(1,218,300)	Cenovus Energy, Inc.	(5,420,730)
(714,600)	Enerplus Corp.	(1,765,828)
(182,373)	Halliburton Co.	(2,613,405)
(105,853)	Hess Corp.	(5,209,026)
(550,000)	Inter Pipeline Ltd.	(5,153,042)
(175,097)	Marathon Petroleum Corp.	(6,688,705)
		(28,609,678)
	FINANCIAL — (3.0)%
(892,802)	Commerzbank A.G.*	(4,588,428)
(172,492)	Ellington Financial, Inc. - REIT	(2,028,506)
(245,138)	Industrivarden A.B. - C Shares*	(6,046,937)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(481)	LendingTree, Inc.*	$(166,566)
(1,596)	Markel Corp.*	(1,667,086)
(159,929)	PennyMac Mortgage Investment Trust - REIT	(3,014,662)
(138,274)	Tryg A/S	(4,068,878)
		(21,581,063)
	INDUSTRIAL — (1.7)%
(31,697)	Boeing Co.	(5,008,126)
(2,196,260)	Rolls-Royce Holdings PLC	(6,588,780)
(16,300)	Toshiba Corp.	(498,473)
		(12,095,379)
	TOTAL COMMON STOCKS
	(Proceeds $220,047,327)	(204,572,989)
	WARRANTS — 0.0%
	ENERGY — 0.0%
(18,074)	Occidental Petroleum Corp., Expiration Date: July 5, 2027*[5]	—
	TOTAL WARRANTS
	(Proceeds $0)	—
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $220,047,327)	$(204,572,989)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $420,671,971, which represents 58.47% of total net assets of the Fund.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $30,246,647, which represents 4.20% of total net assets of the Fund.
[3]Foreign security denominated in U.S. Dollars.
[4]The rate is the annualized seven-day yield at period end.
[5]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.